Warrant Liabilities (Details) - USD ($) $ / shares in Units, $ in Thousands	Nov. 02, 2024	Jul. 19, 2024	Jun. 06, 2024	Apr. 12, 2024	Mar. 18, 2024	Jan. 10, 2024	Nov. 02, 2023
Warrant Liabilities [Line Items]
Exercise price (in Dollars per share)					$ 11.05
Exercise of warrants gross proceeds (in Dollars)
Warrant liability fair market value (in Dollars)
Aggregate units						69,983,770
Aggregate purchase price (in Dollars)					$ 15,470
Number of warrants fully exercised		1,399,675
Warrant [Member]
Warrant Liabilities [Line Items]
Warrant issued							699,838
Exercise price (in Dollars per share)						$ 0.276	$ 0.207
Securities purchase agreement [Member]
Warrant Liabilities [Line Items]
Aggregate units						1,399,675
Minimum [Member]
Warrant Liabilities [Line Items]
Reverse share split				1,399,675
Minimum [Member] | Warrant [Member]
Warrant Liabilities [Line Items]
Reverse share split					34,991,886
Maximum [Member]
Warrant Liabilities [Line Items]
Reverse share split				69,983,770
Maximum [Member] | Warrant [Member]
Warrant Liabilities [Line Items]
Reverse share split					699,838
Class A Ordinary Shares [Member]
Warrant Liabilities [Line Items]
Exercise price (in Dollars per share)					$ 13.8
Share issued			489,880